Financial risk management	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Financial risk management
Note 3 - Financial risk management
As a result of its business and the global nature of its operations, Polestar Group is exposed to market risks from changes in foreign currency exchange rates, interest rate risk, credit risk and liquidity risk.
Foreign currency exchange risk
The global nature of Polestar Group’s business exposes the Group's cash flows to risks arising from fluctuations in currency exchange rates. Changes in currency exchange rates have a direct impact on Polestar Group’s operating income, finance income, finance expense, Consolidated Statement of Financial Position and Consolidated Statement of Cash Flows. To mitigate the impact of currency exchange rate fluctuations on business operations, the Group continually assesses its exposure to exchange rate risks.
Translation risk
As Polestar Group has functional currencies other than that of the Parent's presentation currency, Polestar is subject to currency translation risk arising from a fluctuation in currency rates. As can be seen in Note 5 - Geographic information, Polestar's fixed assets are most concentrated in Sweden and China where the functional currency of the entities is SEK and CNY, respectively, giving rise to translation risk in the form of the SEK/USD and CNY/USD conversions.
Transaction exposure risk
Currency transaction risk arises from commercial transactions and settlement of recognized assets and liabilities denominated in a currency that is not the functional currency of the relevant Group entity.
For example, Polestar purchases vehicles in CNY via a SEK denominated legal entity from Volvo Cars' Taizhou plant in China (see Note 27 - Related party transactions for further discussion on contract manufacturing arrangements). Under this contract manufacturing arrangement with Volvo Cars, Polestar's purchasing entity bears the currency transaction risk upon purchasing and recognizing the vehicles in inventories, which are denominated in SEK. As the SEK/CNY exchange rate fluctuates, the amount of SEK required to purchase a vehicle in CNY has a corresponding fluctuation. During the year ended December 31, 2024, the SEK weakened against the CNY by approximately 5.71%, from 0.70 SEK/CNY on January 1, 2024 to 0.66 SEK/CNY as of December 31, 2024. During the comparative period, the SEK strengthened against the CNY by approximately 7.58%, from 0.66 SEK/CNY on January 1, 2023 to 0.71 SEK/CNY as of December 31, 2023.
During the year ended December 31, 2024, the Group was primarily exposed to changes in CNY/USD, USD/SEK, EUR/SEK, and GBP/SEK foreign exchange rates. The following table illustrates the estimated impact of a 10% change in these foreign exchange rates as of December 31, 2024 for net asset balances which could be impacted by movements in foreign exchange rates:

	Impact on loss before income taxes
CNY/USD exchange rate - increase/decrease 10%	+/-	85,516
USD/SEK exchange rate - increase/decrease 10%	+/-	70,227
EUR/SEK exchange rate - increase/decrease 10%	+/-	46,013
GBP/SEK exchange rate - increase/decrease 10%	+/-	8,320
During the year ended December 31, 2023, the Group was primarily exposed to changes in EUR/SEK, GBP/SEK, CNY/SEK, and CNY/USD foreign exchange rates. The following table illustrates the estimated impact of a 10% change in these foreign exchange rates as of December 31, 2023 for net asset balances which could be impacted by movements in foreign exchange rates:

	Impact on loss before income taxes
EUR/SEK exchange rate - increase/decrease 10%	+/-	38,460
GBP/SEK exchange rate - increase/decrease 10%	+/-	10,838
CNY/SEK exchange rate - increase/decrease 10%	+/-	9,184
CNY/USD exchange rate - increase/decrease 10%	+/-	7,028
During the year ended December 31, 2022, the Group was primarily exposed to changes in the CNY/SEK, EUR/SEK, USD/SEK, and GBP/SEK foreign exchange rate. The following table illustrates the estimated impact of a 10% change in these foreign exchange rates as of December 31, 2022 for net asset balances which could be impacted by movements in foreign exchange rates:

	Impact on loss before income taxes
CNY/SEK exchange rate - increase/decrease 10%	+/-	60,110
EUR/SEK exchange rate - increase/decrease 10%	+/-	44,850
USD/SEK exchange rate - increase/decrease 10%	+/-	35,445
GBP/SEK exchange rate - increase/decrease 10%	+/-	8,948
The Group’s overall transaction currency exposure is reduced by natural hedging, which consists of the currency exposures of the business operations of different entities partially offsetting each other at the Group level. These natural hedges eliminate the need for hedging to the extent of the matched exposures.
Translation exposure risk
Currency translation risk arises from the consolidation of subsidiaries with a functional currency other than USD (i.e., the functional currency of the Parent). Translation risk arises from the conversion of balances denominated in foreign currencies to the functional currency using monthly closing exchange rates. Such currency effects (i.e., foreign currency gains and losses) are recorded in the Consolidated Statement of Loss and Comprehensive Loss. The Group is primarily exposed to currency translation risk from subsidiaries with functional currencies in the Swedish Krona (“SEK”), the Euro (“EUR”) the Chinese yuan (“CNY”), and the Great British Pound ("GBP"). Exchange rate translation risk does not affect future cash flows.
Other risk
The Group is exposed to market volatility risk through the financial liabilities for the Class C Shares and Earn-out rights. These instruments are carried at fair value with subsequent changes in fair value recognized in the Consolidated Statement of Loss and Comprehensive Loss at each reporting date. The Class C-1 Shares are publicly traded on the Nasdaq. The Class C-2 Shares and Earn-out rights are not publicly traded and require Level 2 and Level 3 fair value measurements, respectively. Refer to Note 1 - Overview and basis of preparation and Note 18 - Reverse recapitalization for further details on the Class C Shares, Earn-out rights, and related valuation methodologies. The following table illustrates the estimated impact of a 10% change in market volatility:

	Impact on loss before income taxes
	2024		2023
Earn-out liability - increase 10%	+	9,185	+	32,137
Earn-out liability - decrease 10%	-	14,225	-	43,341

	Impact on loss before income taxes
	Fair value change - Class C-1 Shares			Fair value change - Class C-2 Shares
		2024	2023		2024	2023
Class C Shares liability - increase of 10%	+	—	820	+	—	180
Class C Shares liability - decrease of 10%	-	410	820	-	90	180
Interest rate risk
Polestar Group’s main interest rate risk arises from current liabilities to credit institutions, non-current liabilities to credit institutions, and other non-current interest-bearing liabilities - related parties with variable rates, which exposes the Group to cash flow interest rate risk. As of December 31, 2024 and 2023, the nominal amount of loans with floating rates within the following captions are as follows:

	Nominal Amount
Loans with variable rates:	2024	2023
Current liabilities to credit institutions	2,167,369	1,923,755
Non-current liabilities to credit institutions	936,307	—
Other non-current interest-bearing liabilities - related parties	1,250,000	1,250,000
Management closely monitors the effects of changes in the interest rates on the Group’s interest rate risk exposures, but the Group currently does not take any measures to hedge interest rate risks. Interest rate risk associated with the Group's current liabilities to credit institutions is limited given their short-term duration; a majority of the Group's risk comes from its non-current liabilities to credit institutions and other non-current interest-bearing liabilities - related parties.
The table below shows the estimated effect on profit or loss and equity of a parallel shift of the interest rate curves up or down by one percent on loans without fixed interest rates. This analysis assumes that all other variables, in particular foreign currency rates, remain constant. The calculation considers the effect of financial instruments with variable interest rates, financial instruments at fair value through profit or loss or available for sale with fixed interest rates, and the fixed rate element of interest rate caps. The analysis is performed on the same basis for 2024 and 2023.

	Impact on loss before income taxes
	2024		2023
Interest rates - increase/decrease by 1%	+/-	24,461	+/-	15,909
Credit risk
Polestar Group is exposed to counterparty credit risks if contractual partners, fleet customers for example, are unable or only partially able to meet their contractual obligations. Polestar Group’s credit risk can be divided into financial credit risk and operational credit risk. Credit risk encompasses both the direct risk of default and the risk of a deterioration of creditworthiness, as well as concentration risks. The Group defines default as the inability to collect receivables once all reasonable means of collection have been unsuccessful and the expectation of recovering contractual cash flows on the receivables is not probable.
Financial credit risk
Financial credit risk on financial transactions is the risk that Polestar Group will incur losses as a result of non-payment by counterparties related to the Group’s bank accounts, bank deposits, derivative transactions, and other liquid assets. In order to minimize financial credit risk, Polestar Group has adopted a policy of dealing with only well-established international banks or other major participants in the financial markets as counterparties. Further, Polestar Group also considers the credit risk assessment of its counterparties by the capital markets and places priority on institutions with high creditworthiness and balanced risk diversification. The credit rating of financial counterparties used during the years ended December 31, 2024 and 2023 were in the range of BBB to A+.
Assets that potentially subject the Group to concentrations of credit risk primarily consist of cash and cash equivalents, marketable securities, restricted cash, and trade receivables. Cash and cash equivalents, restricted cash, and marketable securities are all invested in major financial institutions with high credit ratings. Generally, these assets may be redeemed upon demand and, therefore, bear low risk. Risks associated with the Group’s trade receivables are further specified below.
Operational credit risk
Operational credit risk arises from trade receivables. It refers to the risk that a counterparty will default on its contractual obligations which would, in turn, result in financial loss to the Group. Trade receivables at Polestar Group mostly consist of receivables resulting from the global sales of vehicles and technology. The credit risk from trade receivables encompasses the default risk of customers. Management evaluates for concentrations of credit risk at the customer level based on the outstanding trade receivables balance of each respective customer account. As of December 31, 2024, one unrelated party accounted for $20,937 (11.01%) of the Group's total trade receivables (i.e., trade receivables plus trade receivables - related parties). As of December 31, 2023, two unrelated parties accounted for $23,635 (12.68%) and $19,205 (10.3%) of the Group’s total trade receivables. Historically, the Group has not incurred any losses from these customers and does not have any contractual right to off-set its payables and receivables.
Polestar has six categories of customers when considering sales of vehicles: (1) end customers who pay up-front for vehicles, (2) fleet customers, (3) dealers, (4) importers, (5) financial service providers, and (6) our equity method investment (Polestar Times Technology). All credit risk related to sales to end customers who pay up-front for vehicles is eliminated due to the nature of the payment. To reduce risk related to fleet customers, credit risk reviews are performed prior to entering into related sales agreements. Depending on the creditworthiness of its customers, Polestar Group may establish credit limits to reduce credit risks. For sales to dealers and importers, title to Polestar vehicles remains with Polestar until the invoice is paid in full, which is generally on the invoice date or the day after (i.e., payment is received before the vehicle ships and credit risk is thereby mitigated). Polestar sells vehicles to financial service providers, who then form separate contractual relationships with end customers. To reduce the risk related to such financial service providers, Polestar Group has selected a few credible financing providers in each market. Credit risk reviews, establishment of credit limits, and selection of credible financial service providers must be strictly followed and monitored, globally. The maximum amount of credit risk exposure is the carrying amount of trade receivables. See Note 17 - Financial instruments for further details.
Liquidity risk
Liquidity risk is the risk that Polestar Group is unable to meet ongoing financial obligations on time. The Group faces liquidity risk from its loans from financial institutions which are both short-term and long-term in nature. Trade payables with related parties represent working capital arrangements under which the liquidity needs of the Group are highly dependent on the continued flexible payment terms offered to the Group by its related parties. These flexible payment terms are not a contractual right and may be called upon in the future. Refer to Note 27 - Related party transactions for additional information on these arrangements. Polestar Group needs to have adequate cash and cash equivalents and other liquid assets on hand to ensure the Group can meet its short-term financing obligations and other working capital needs.
As of December 31, 2024 and 2023, the Group held cash and cash equivalents of $739,237 and $768,264, respectively, that were available for managing liquidity risk. The Group entered into short-term and long-term financing arrangements with credit institutions and other financial service providers to enhance short-term and long-term liquidity and financing needs. Refer to Note 25 - Liabilities to credit institutions and Note 27 - Related party transactions for further details on short-term and long-term borrowings. The Group’s short-term liquidity management takes into account the maturities of financial assets and financial liabilities and estimates of cash flows from business operations.
There is a weekly meeting of key stakeholders who engage in discussions related to Polestar's current and forecasted liquidity position to determine Polestar Group's short-term and long-term funding needs. Management has established a liquidity risk management framework for management of the Group’s short and long-term funding and liquidity management requirements. The Group prepares long-term planning in order to mitigate funding and re-financing risks. Depending on liquidity needs, Polestar Group will enter into financing and debt agreements and/or lending agreements. All draws on loans are evaluated against future liquidity needs and investment plans.
Capital management
Safeguarding the Group’s ability to continue as a going concern, driving growth to provide future returns for shareholders, and maintaining an optimal capital structure to reduce the cost of capital are Polestar Group’s primary objectives when managing capital and implementing related capital management strategies. As a Company which is quickly scaling, Polestar's treasury department regularly evaluates the cash needs of the Company and enters into debt arrangements with banks in Europe, China, and with related parties. To maintain or adjust the capital structure, the Group may issue new shares, sell assets to reduce debt, or enter into short term debt and financing arrangements to increase cash on hand, with an ultimate goal of striking a balance between capital generated through debt versus equity. Polestar's capital is summarized as follows:

	As of December 31,
	2024	2023
Share capital and other contributed capital	3,646,196	3,636,355
Current liabilities to credit institutions	2,512,394	2,026,665
Other non-current interest-bearing liabilities - related parties	1,410,258	1,413,257
Non-current liabilities to credit institutions	927,235	—
Interest-bearing current liabilities - related parties	100,662	73,814
Total capital	$8,596,745	$7,150,091
As of December 31, 2024, Polestar's main sources of debt are short-term working capital loans which are entered into with credit institutions, long-term working capital loans which are entered into with credit institutions, and long-term related party loans. These obligations are reflected within non-current and current liabilities to credit institutions and other non-current and current interest-bearing liabilities - related parties on the Consolidated Statement of Financial Position, Polestar's working capital loans have a weighted average cost of capital of 5.05% and long-term related party loans have a weighted average cost of capital of 10.35%, As of December 31, 2023, Polestar's working capital loans and long-term related party loans had a weighted average cost of capital of 6.41% and 10.39%, respectively.